Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FG Group Holdings Inc [Member]
Accrued Expenses

10. Accrued Expenses

The major components of current accrued expenses are as follows (in thousands):

	December 31, 2023	December 31, 2022
Employee-related	$1,466	$1,399
Legal and professional fees	521	822
Warranty obligation	475	309
Interest and taxes	736	653
Post-retirement benefit obligation	18	15
Other	326	168
Total	$3,542	$3,366

Strong Global Entertainment Inc [Member]
Accrued Expenses

9. Accrued Expenses

Accrued expenses consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Employee-related	$1,196	$1,425
Warranty obligation	367	475
Interest and taxes	654	546
Legal and professional fees	418	381
Other	340	285
Total	$2,975	$3,112

11. Accrued Expenses

The major components of current accrued expenses are as follows (in thousands):

	December 31, 2023	December 31, 2022
Employee-related	$1,425	$1,243
Warranty obligation	475	309
Interest and taxes	546	294
Legal and professional fees	381	462
Other	285	377
Total Accrued expenses	$3,112	$2,685